Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay-Versus-Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO Named Executive Officers, or NEOs, and Company performance for the fiscal years listed below. The Human Capital Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO¹ ($)	Compensation Actually Paid to PEO ¹˒²˒³ ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Millions)	Revenue⁵ ($ Millions)
					TSR ($)	Peer Group TSR ($)
2023	9,255,652	16,062,629	4,720,641	8,034,657	95.35	162.17	203	576
2022	9,779,152	2,541,697	5,664,249	803,453	53.38	140.35	210	617
2021	10,531,257	2,330,331	7,210,927	2,027,173	80.71	216.22	184	554
2020	18,246,271	10,534,329	11,355,265	8,225,948	111.93	142.69	133	429

(1) Steven V. Abramson was our PEO for each year presented. The individuals constituting the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Sidney D. Rosenblatt	Sidney D. Rosenblatt	Sidney D. Rosenblatt	Julia J. Brown, Ph.D.
Julia J. Brown, Ph.D.	Julia J. Brown, Ph.D.	Julia J. Brown, Ph.D.	Mauro Premutico
Mauro Premutico	Mauro Premutico	Mauro Premutico	Janice K. Mahon
Janice K. Mahon	Janice K. Mahon	Janice K. Mahon	Brian Millard
Brian Millard

(2) The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3) Compensation Actually Paid reflects the deductions and additions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Deduction of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Deduction of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Addition of Pension Service Cost column are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for PEO ($)	Deduction of Change in Pension Value for PEO ($)	Deduction of Stock Awards for PEO ($)	Addition of Pension Service Cost for PEO ($)	Addition of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2023	9,255,652	0	(6,781,096)	0	13,588,073	16,062,629
2022	9,779,152	0	(7,033,223)	392,538	(596,770)	2,541,697
2021	10,531,257	0	(8,078,938)	392,538	(514,526)	2,330,331
2020	18,246,271	(8,230,829)	(8,305,261)	392,538	8,431,610	10,534,329

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Deduction of Change in Pension Value for Non-PEO NEOs ($)	Average Deduction of Stock Awards for Non-PEO NEOs ($)	Average Addition of Pension Service Cost for Non-PEO NEOs ($)	Average Addition of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	4,720,641	0	(3,266,849)	0	6,580,866	8,034,658
2022	5,664,249	0	(3,925,700)	372,762	(1,307,858)	803,453
2021	7,210,927	0	(5,406,463)	559,890	(337,179)	2,027,175
2020	11,355,265	(4,607,397)	(5,558,150)	409,642	6,626,589	8,225,949

The amounts in the Addition of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2023	10,583,821	2,669,558	0	334,694	0	0	13,588,073
2022	4,939,023	(5,276,908)	0	(258,885)	0	0	(596,770)
2021	6,090,071	(5,512,247)	0	(1,092,350)	0	0	(514,526)
2020	11,476,842	862,377	0	(3,907,609)	0	0	8,431,610

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	5,098,850	1,206,709	0	275,307	0	0	6,580,866
2022	1,976,072	(2,360,462)	0	(117,807)	(805,661)	0	(1,307,858)
2021	4,075,520	(3,664,828)	0	(747,871)	0	0	(337,179)
2020	7,680,660	742,581	0	(1,796,652)	0	0	6,626,589

(4) The Peer Group TSR set forth in this table utilizes the S&P 500 Electronic Components Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 500 Electronic Components Index, respectively. Historical stock performance is not necessarily indicative of future stock performance. The Nasdaq Electronics Components Index, which was used in presenting Peer Group TSR in the Pay-Versus-Performance table in our 2023 Proxy Statement, is no longer publicly accessible to shareholders and was replaced with the S&P 500 Electronics Components Index, which management considers a closely-related index.

(5) We determined Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. This performance measure may not have been the most important financial performance measure for previous years and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	Steven V. Abramson was our PEO for each year presented. The individuals constituting the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Sidney D. Rosenblatt	Sidney D. Rosenblatt	Sidney D. Rosenblatt	Julia J. Brown, Ph.D.
Julia J. Brown, Ph.D.	Julia J. Brown, Ph.D.	Julia J. Brown, Ph.D.	Mauro Premutico
Mauro Premutico	Mauro Premutico	Mauro Premutico	Janice K. Mahon
Janice K. Mahon	Janice K. Mahon	Janice K. Mahon	Brian Millard
Brian Millard

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the S&P 500 Electronic Components Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 500 Electronic Components Index, respectively. Historical stock performance is not necessarily indicative of future stock performance. The Nasdaq Electronics Components Index, which was used in presenting Peer Group TSR in the Pay-Versus-Performance table in our 2023 Proxy Statement, is no longer publicly accessible to shareholders and was replaced with the S&P 500 Electronics Components Index, which management considers a closely-related index.
PEO Total Compensation Amount	$ 9,255,652	$ 9,779,152	$ 10,531,257	$ 18,246,271
PEO Actually Paid Compensation Amount	$ 16,062,629	2,541,697	2,330,331	10,534,329
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the deductions and additions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Deduction of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Deduction of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Addition of Pension Service Cost column are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for PEO ($)	Deduction of Change in Pension Value for PEO ($)	Deduction of Stock Awards for PEO ($)	Addition of Pension Service Cost for PEO ($)	Addition of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2023	9,255,652	0	(6,781,096)	0	13,588,073	16,062,629
2022	9,779,152	0	(7,033,223)	392,538	(596,770)	2,541,697
2021	10,531,257	0	(8,078,938)	392,538	(514,526)	2,330,331
2020	18,246,271	(8,230,829)	(8,305,261)	392,538	8,431,610	10,534,329

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2023	10,583,821	2,669,558	0	334,694	0	0	13,588,073
2022	4,939,023	(5,276,908)	0	(258,885)	0	0	(596,770)
2021	6,090,071	(5,512,247)	0	(1,092,350)	0	0	(514,526)
2020	11,476,842	862,377	0	(3,907,609)	0	0	8,431,610

Non-PEO NEO Average Total Compensation Amount	$ 4,720,641	5,664,249	7,210,927	11,355,265
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,034,657	803,453	2,027,173	8,225,948
Adjustment to Non-PEO NEO Compensation Footnote

(3) Compensation Actually Paid reflects the deductions and additions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Deduction of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Deduction of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Addition of Pension Service Cost column are based on the service cost for services rendered during the listed year.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Deduction of Change in Pension Value for Non-PEO NEOs ($)	Average Deduction of Stock Awards for Non-PEO NEOs ($)	Average Addition of Pension Service Cost for Non-PEO NEOs ($)	Average Addition of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	4,720,641	0	(3,266,849)	0	6,580,866	8,034,658
2022	5,664,249	0	(3,925,700)	372,762	(1,307,858)	803,453
2021	7,210,927	0	(5,406,463)	559,890	(337,179)	2,027,175
2020	11,355,265	(4,607,397)	(5,558,150)	409,642	6,626,589	8,225,949

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	5,098,850	1,206,709	0	275,307	0	0	6,580,866
2022	1,976,072	(2,360,462)	0	(117,807)	(805,661)	0	(1,307,858)
2021	4,075,520	(3,664,828)	0	(747,871)	0	0	(337,179)
2020	7,680,660	742,581	0	(1,796,652)	0	0	6,626,589

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years and the S&P 500 Electronic Components Index TSR.

Compensation Actually Paid vs. Net Income

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Revenue

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Revenue during the four most recently completed fiscal years.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2023 to Company performance. The measures in this table are not ranked.

Revenue
Net Income
Adjusted EBITDA

Total Shareholder Return Amount	$ 95.35	53.38	80.71	111.93
Peer Group Total Shareholder Return Amount	162.17	140.35	216.22	142.69
Net Income (Loss)	$ 203,000,000	$ 210,000,000	$ 184,000,000	$ 133,000,000
Company Selected Measure Amount	576,000,000	617,000,000	554,000,000	429,000,000
PEO Name	Steven V. Abramson	Steven V. Abramson	Steven V. Abramson	Steven V. Abramson
Non Peo Neo Avg Compensation Actually Paid Amt	$ 8,034,658		$ 2,027,175	$ 8,225,949
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description	We determined Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. This performance measure may not have been the most important financial performance measure for previous years and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Adjustments to Compensation Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	0	(8,230,829)
PEO | Adjustments to Compensation Deduction of Stock Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,781,096)	(7,033,223)	(8,078,938)	(8,305,261)
PEO | Adjustments to Compensation Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	392,538	392,538	392,538
PEO | Adjustments to Compensation Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,588,073	(596,770)	(514,526)	8,431,610
PEO | Adjustments to Compensation Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,583,821	4,939,023	6,090,071	11,476,842
PEO | Adjustments to Compensation Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,669,558	(5,276,908)	(5,512,247)	862,377
PEO | Adjustments to Compensation Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Adjustments to Compensation Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	334,694	(258,885)	(1,092,350)	(3,907,609)
PEO | Adjustments to Compensation Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Adjustments to Compensation Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Adjustments to Compensation Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(4,607,397)
Non-PEO NEO | Adjustments to Compensation Deduction of Stock Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,266,849)	(3,925,700)	(5,406,463)	(5,558,150)
Non-PEO NEO | Adjustments to Compensation Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	372,762	559,890	409,642
Non-PEO NEO | Adjustments to Compensation Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,580,866	(1,307,858)	(337,179)	6,626,589
Non-PEO NEO | Adjustments to Compensation Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,098,850	1,976,072	4,075,520	7,680,660
Non-PEO NEO | Adjustments to Compensation Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,206,709	(2,360,462)	(3,664,828)	742,581
Non-PEO NEO | Adjustments to Compensation Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Adjustments to Compensation Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	275,307	(117,807)	(747,871)	(1,796,652)
Non-PEO NEO | Adjustments to Compensation Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(805,661)	0	0
Non-PEO NEO | Adjustments to Compensation Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0